Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Reallocation of opening deficit to reserve		€ (1,028,578)	€ (267,222)
Recognition of right-of-use assets from lease extension	41,944
Recognition of right-of-use assets from lease addition		19,353	109,506
Conversion from related party loan to capital contribution	600,000
Derecognition of right-of-use assets			€ 34,777